Note 8 - Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	June 30, 2016			June 30, 2015
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Use rights of U-GAS ®	$1,886	$1,858	$28	$1,886	$1,669	$217
Other intangible assets	939	70	869	775	53	722
Total	$2,825	$1,928	$897	$2,661	$1,722	$939